Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Timing Policies and Practices
For existing employees, we generally grant equity awards on the first day of the month following regularly scheduled Compensation Committee meetings. For newly hired employees, we generally grant equity awards on the first day of the full month following the commencement of the employees’ employment. We do not grant equity awards in anticipation of the release of MNPI, and we do not time the release of MNPI for the purpose of affecting the value of executive compensation. In the event MNPI becomes known to the Compensation Committee before granting an equity award, the Compensation Committee will consider such information and use its business judgment to determine whether to delay the grant of equity to avoid any appearance of impropriety.
During fiscal year 2025, we did not grant stock options or similar option-like instruments to our NEOs during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form
8-K
that discloses MNPI.

Award Timing Method	For existing employees, we generally grant equity awards on the first day of the month following regularly scheduled Compensation Committee meetings. For newly hired employees, we generally grant equity awards on the first day of the full month following the commencement of the employees’ employment.
Award Timing Predetermined	true
Award Timing, How MNPI Considered	We do not grant equity awards in anticipation of the release of MNPI, and we do not time the release of MNPI for the purpose of affecting the value of executive compensation. In the event MNPI becomes known to the Compensation Committee before granting an equity award, the Compensation Committee will consider such information and use its business judgment to determine whether to delay the grant of equity to avoid any appearance of impropriety.
MNPI Disclosure Timed for Compensation Value	false